Property and Equipment, Net - Schedule of Property Plant And Equipment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 7,367		$ 6,987	$ 6,606
Less accumulated depreciation and amortization	(3,026)		(2,173)	(984)
Property and equipment, net	4,341		4,814	5,622
Depreciation	869	$ 895	1,188	784	$ 429
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment gross	1,110		1,073	1,076
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	1,430		1,051	869
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 4,827		$ 4,863	$ 4,661